FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE AND RISK MANAGEMENT
Schedule of measurement of financial assets and liabilities

	2018			2017
	Carrying			Carrying
As at December 31,	Value		Fair Value	Value		Fair Value
Financial assets
Other assets	$12,253	(1)	$12,253	$455	(1)	$455
Accounts receivable	4,316		4,316	2,310		2,310
Prepaid expenses and other	111	(2)	111	705	(2)	705
Restricted cash	470		470	515		515
Cash and cash equivalents	658,246		658,246	69,019		69,019
	$675,396		$675,396	$73,004		$73,004
Financial liabilities
Unsecured debentures, net	$647,849		$654,365	$647,306		$655,035
Unsecured term loans, net	550,565		550,565	—		—
Cross currency interest rate swaps	104,757		104,757	61,466		61,466
Other liability	—		—	8,968		8,968
Bank indebtedness	—		—	32,552		32,552
Accounts payable and accrued liabilities	41,957		41,957	43,300		43,300
Accounts payable and accrued liabilities	10	(3)	10	42	(3)	42
Distributions payable	24,357		24,357	10,647		10,647
	$1,369,495		$1,376,011	$804,281		$812,010

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall

As at December 31, 2018	Level 1	Level 2	Level 3

ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$3,424,978
Assets held for sale	—	—	44,238
Long-term proceeds receivable associated with a property disposal included in other assets (note 5)	—	—	11,805
Short-term proceeds receivable associated with a property disposal included in accounts receivable (note 5)	—	—	231
Foreign exchange forward contracts included in prepaid expenses and other	—	111	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net	654,365	—	—
Unsecured term loans, net	—	550,565	—
Cross currency interest rate swaps	—	104,757	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	10	—
Net assets (liabilities) measured or disclosed at fair value	$(654,365)	$(655,221)	$3,481,252

As at December 31, 2017	Level 1	Level 2	Level 3

ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$2,733,568
Assets held for sale	—	—	391,453
Foreign exchange forward contracts included in prepaid expenses and other	—	705	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net	655,035	—	—
Cross currency interest rate swaps	—	61,466	—
Other liability	—	—	8,968
Bank indebtedness	—	32,552	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	42	—
Net assets (liabilities) measured or disclosed at fair value	$(655,035)	$(93,355)	$3,116,053

Schedule of contractual maturities of financial liabilities

As at December 31, 2018	Total	2019	2020	2021	2022	2023	Thereafter
Unsecured debentures	$650,000	$—	$—	$250,000	$—	$400,000	$—
Unsecured term loans	552,414	—	—	—	252,414	—	300,000
Cross currency interest rate swaps	104,757	—	—	26,877	3,826	56,922	17,132
Interest payments(1):
Unsecured debentures, net of cross currency interest rate swap savings	73,387	17,497	17,497	17,497	10,448	10,448	—
Unsecured term loans, net of cross currency interest rate swap savings	59,275	9,784	9,784	9,784	9,784	6,713	13,426
Accounts payable and accrued liabilities	41,967	40,177	1,560	230	—	—	—
Distributions payable	24,357	24,357	—	—	—	—	—
	$1,506,157	$91,815	$28,841	$304,388	$276,472	$474,083	$330,558